Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate under development, accumulated depreciation	$ 570	0
Real estate held for sale, accumulated depreciation	$ 226,067	329,569
Preferred stock, par value
Preferred stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.01	0.01
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	219,650,225	182,496,330
Common stock, shares outstanding	219,650,225	182,496,330
8.00% Series E Cumulative Convertible Preferred Stock
Preferred Stock, Shares issued	2,803,812	2,803,812
Preferred Stock, Shares Outstanding	2,803,812	2,803,812
6.75% Series G Cumulative Redeemable Preferred Stock
Preferred stock, par value
Preferred Stock, Shares issued	3,264,362	3,405,562
Preferred Stock, Shares Outstanding	3,264,362	3,405,562